JOHN HANCOCK FUNDS

SUPPLEMENT TO ALL

INSTITUTIONAL CLASS I SHARE PROSPECTUSES

(except Independence Diversified Core Equity Fund II)

Under the heading “Your account”, TRANSACTION POLICIES, the following new paragraph has been added under the “Exchanges” subheading:

“Under certain circumstances, an investor who purchases Class I Shares in a Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Funds.

Please see the back cover of this prospectus for how to obtain a current copy of the SAI.”

MFIPS2 6/07

June 18, 2007

JOHN HANCOCK EQUITY TRUST

John Hancock Growth Trends Fund

(“Growth Trends Fund”)

Class A, Class B, Class C Shares

John Hancock Small Cap Fund

(“Small Cap Fund”)

Class A, Class B, Class C and Class I Shares

John Hancock Technology Leaders Fund

(“Technology Leaders Fund”)

Class A, Class B, Class C and Class I Shares

Supplement to the Statement of Additional Information

dated March 1, 2007

John Hancock Small Cap Fund

John Hancock Technology Leaders Fund

Under the “ADDITIONAL SERVICES PROGRAMS” section on page 88, under the “Exchange Privilege” subsection, the following new paragraph has been added under the second paragraph related to the above two Funds:

“Under certain circumstances, an investor who purchases Class I Shares in the Small Cap Fund or the Technology Leaders Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “TAX STATUS” for information regarding taxation upon the redemption or exchange of shares of the Funds”.

EQTSAIS2 6/07

June 18, 2007